Intangible Assets - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 317,000	$ 324,000	$ 918,000	$ 835,000	$ 1,004	$ 898
Impairment charges related to definite-lived intangible assets					$ 0	$ 0